Share-Based Compensation - Summary Of Share Based Compensation Expense (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Aug. 23, 2019 CNY (¥)	Aug. 23, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Allocated share based compensation	¥ 63,574	$ 9,743	¥ 68,932	$ 10,817	¥ 82,667	¥ 64,799
General and Administrative Expense [Member]
Allocated share based compensation			68,932	10,817	80,727	¥ 64,799
Cost of Revenues [Member]
Allocated share based compensation			¥ 0	$ 0	¥ 1,940